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MassMutual Premier International Equity Fund
MassMutual Premier International Equity Fund
MASSMUTUAL PREMIER FUNDS

MassMutual Premier International Equity Fund
Supplement dated July 1, 2020 to the
Prospectus dated February 1, 2020 and the
MassMutual Premier International Equity Fund
Summary Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective July 1, 2020, the following information replaces similar information for the Premier International Equity Fund under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 69 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Premier International Equity Fund		Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	[1]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%
Other Expenses		0.08%	0.18%	0.28%	0.38%	0.38%	0.28%	0.28%
Total Annual Fund Operating Expenses		0.91%	1.01%	1.11%	1.21%	1.46%	1.36%	1.61%
Fee Waiver		(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	[2]	0.89%	0.99%	1.09%	1.19%	1.44%	1.34%	1.59%
[1]	Management Fees have been restated to reflect current fees.
[2]	MML Advisers has agreed to waive .02% of its management fees through January 31, 2021. This Agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Premier International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	91	288	502	1,118
Class R5	101	320	556	1,234
Service Class	111	351	610	1,350
Administrative Class	121	382	663	1,464
Class A	689	984	1,302	2,199
Class R4	136	429	743	1,633
Class R3	162	506	874	1,909

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE